UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fairfield Redstone Fund, Ltd.

Address:  c/o Citco Fund Services (Cayman Islands) Ltd.
          Windward One, Regatta Office Park
          West Bay Road
          P.O. Box 31106
          Grand Cayman, KY1-1205
          Cayman Islands

13F File Number: 028-10707

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Vince Small
Title:    Chief Financial Officer
Phone:    (610) 727-3720

Signature, Place and Date of Signing:


/s/ Vince Small                  Berwyn, PA                    April 30, 2008
--------------------        ------------------------         -------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     028-10712                       Redstone Investment Management, L.P.
     --------------------            ------------------------------------

SK 04017 0004 874820